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                                        NEW YORK LIFE INSURANCE COMPANY
                                        1 Rockwood Road, Sleepy Hollow, NY 10591
                                        (914) 846-3625 Fax: (914) 846-4673
                                        E-mail : Judy_Bartlett@newyorklife.com
                                        www.newyorklife.com

                                        JUDY R. BARTLETT
                                        Associate General Counsel

VIA EDGAR

May 5, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: New York Life Insurance and Annuity Corporation
    Variable Universal Life Separate Account - I
    File No. 333-102674

Commissioners:

On behalf of the above-captioned registrant (the "Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 8 on Form N-6 that was filed by the Registrant on April 17, 2009 (the "Amendment"); and (ii) the text of the Amendment was filed electronically on April 17, 2009.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-5522.

Very truly yours,


/s/ Judy R. Bartlett

Judy R. Bartlett
Associate General Counsel